Risk Management - Summary of Information About Significant Unobservable Inputs Used for Assets at Fair Value Classified as Level 3 (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value of assets	¥ 4,862,767	¥ 4,516,551
Fair value [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value of assets	1,944,764	1,615,779
Fair value [member] | Significant unobservable inputs Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value of assets	396,153	349,127	¥ 293,924
Fair value [member] | Significant unobservable inputs Level 3 [member] | Comparable companies approach [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value of assets	¥ 29,597	28,245
Valuation techniques used in fair value measurement assets	Comparable companies approach
Inputs used in fair value measurement assets	Discounts for lack of marketability
Relationships between fair value assets and unobservable inputs	The fair value is inversely related to the discounts for lack of marketability
Fair value [member] | Significant unobservable inputs Level 3 [member] | Net asset value method [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value of assets	¥ 41,904	36,556
Valuation techniques used in fair value measurement assets	Net asset value method
Inputs used in fair value measurement assets	N/A
Relationships between fair value assets and unobservable inputs	N/A
Fair value [member] | Significant unobservable inputs Level 3 [member] | Discounted cash flow method [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value of assets	¥ 133,864	116,245
Valuation techniques used in fair value measurement assets	Discounted cash flow method
Inputs used in fair value measurement assets	Discount rate
Relationships between fair value assets and unobservable inputs	The fair value is inversely related to discount rate
Fair value [member] | Significant unobservable inputs Level 3 [member] | Discounted cash flow method [member] | Debt securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value of assets	¥ 158,507	¥ 160,499
Valuation techniques used in fair value measurement assets	Discounted cash flow method
Inputs used in fair value measurement assets	Discount rate
Relationships between fair value assets and unobservable inputs	The fair value is inversely related to discount rate
Fair value [member] | Bottom of range [member] | Significant unobservable inputs Level 3 [member] | Comparable companies approach [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate significant unobservable inputs assets	12.00%	11.00%
Fair value [member] | Bottom of range [member] | Significant unobservable inputs Level 3 [member] | Discounted cash flow method [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate significant unobservable inputs assets	2.61%	2.69%
Fair value [member] | Bottom of range [member] | Significant unobservable inputs Level 3 [member] | Discounted cash flow method [member] | Debt securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate significant unobservable inputs assets	2.41%	3.21%
Fair value [member] | Top of range [member] | Significant unobservable inputs Level 3 [member] | Comparable companies approach [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate significant unobservable inputs assets	30.00%	30.00%
Fair value [member] | Top of range [member] | Significant unobservable inputs Level 3 [member] | Discounted cash flow method [member] | Equity securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate significant unobservable inputs assets	10.02%	9.93%
Fair value [member] | Top of range [member] | Significant unobservable inputs Level 3 [member] | Discounted cash flow method [member] | Debt securities [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate significant unobservable inputs assets	10.55%	9.78%